Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts and Financing Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	$ 36,901,720	$ 16,952,637
Allowance for credit loss	(7,909,571)	(8,016,322)	$ (8,047,527)	$ (5,744,387)
Accounts receivable, net	$ 28,992,149	$ 8,936,315